Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary Shares	Subscription receivables	Additional Paid-in Capital	Accumulated deficit	Accumulated other comprehensive Income	Total
Balance at Jul. 31, 2024	$ 3,127	$ (3,127)	$ 1,041,862	$ (6,392,117)	$ 291,013	$ (5,059,242)
Balance (in Shares) at Jul. 31, 2024	31,269,323
Net loss				(1,688,153)		(1,688,153)
Issuance of new shares	$ 46	(46)	1,972,324			$ 1,972,324
Issuance of new shares (in Shares)	464,401					464,401
Reclassification from additional paid-in capital to accumulated deficit			(1,662,740)	1,662,740
Foreign currency translation adjustment					(17,605)	(17,605)
Balance at Jul. 31, 2025	$ 3,173	(3,173)	1,351,446	(6,417,530)	273,408	(4,792,676)
Balance (in Shares) at Jul. 31, 2025	31,733,724
Net loss				(2,260,301)		(2,260,301)
Issuance of new shares	$ 327	(327)	1,325,792			$ 1,325,792
Issuance of new shares (in Shares)	3,266,276					3,266,276
Reclassification from additional paid-in capital to accumulated deficit			(1,553,760)	1,553,760
Deemed capital contribution related to shareholder loans			496,042			496,042
Foreign currency translation adjustment					234,378	234,378
Balance at Jul. 31, 2026	$ 3,500	$ (3,500)	$ 1,619,520	$ (7,124,071)	$ 507,786	$ (4,996,765)
Balance (in Shares) at Jul. 31, 2026	35,000,000